Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Useful Lives of Property, Plant and Equipment	The customary useful lives of property, plant and equipment are as follows:

Buildings	15 to 40 years
Fixtures	10 to 20 years
Machinery and equipment	5 to 15 years
Other	3 to 15 years

Summary of Measurement Principles Applied to Financial Instruments

The table below shows the disclosures required under IFRS 7 relating to the measurement principles applied to financial instruments.

Method used to determine fair value
Note	Type of financial instrument	Measurement principle	Valuation model	Market data
				Exchange rate	Interest rate
D.7.	Available-for-sale financial assets (quoted equity securities)	Fair value	Quoted market price	N/A	N/A
D.7.	Available-for-sale financial assets (quoted debt securities)	Fair value	Quoted market price	N/A	N/A
D.7.	Available-for-sale financial assets (contingent consideration receivable):	Fair value	Under IAS 39, contingent consideration receivable on a divestment is a financial asset. The fair value of such assets is determined by adjusting the contingent consideration at the end of the reporting period using the method described in Note D.7.
D.7.	Long-term loans and advances and other non-current receivables	Amortized cost	The amortized cost of long-term loans and advances and other non-current receivables at the end of the reporting period is not materially different from their fair value.
D.7.	Financial assets recognized under the fair value option(a)	Fair value	Market value (net asset value)	N/A	N/A
D.20.	Forward currency contracts	Fair value	Present value of future cash flows	Mid Market Spot	< 1 year: Mid Money Market > 1 year: Mid Zero Coupon
D.20.	Interest rate swaps	Fair value	Present value of future cash flows	Mid Market Spot	< 1 year: Mid Money Market > 1 year: Mid Zero Coupon
D.20.	Cross-currency swaps	Fair value	Present value of future cash flows	Mid Market Spot	< 1 year: Mid Money Market > 1 year: Mid Zero Coupon
D.13.	Investments in mutual funds	Fair value	Market value (net asset value)	N/A	N/A
D.13.	Negotiable debt instruments, commercial paper, instant access deposits and term deposits	Amortized cost	Because these instruments have a maturity of less than 3 months, amortized cost is regarded as an acceptable approximation of fair value as disclosed in the notes to the consolidated financial statements.
In the case of debt with a maturity of less than 3 months, amortized cost is regarded as an acceptable approximation of fair value as reported in the notes to the consolidated financial statements.
D.17.	Debt	Amortized cost(b)	For debt with a maturity of more than 3 months, fair value as reported in the notes to the consolidated financial statements is determined either by reference to quoted market prices at the end of the reporting period (quoted instruments) or by discounting the future cash flows based on observable market data at the end of the reporting period (unquoted instruments).
D.18.	Liabilities related to business combinations and to non-controlling interests (CVRs)	Fair value	Quoted market price	N/A	N/A

D.18.	Liabilities related to business combinations and to non-controlling interests (other than CVRs)	Fair value(c)	Under IAS 32, contingent consideration payable in a business combination is a financial liability. The fair value of such liabilities is determined by adjusting the contingent consideration at the end of the reporting period using the method described in Note D.18.

(a)	These assets are held to fund a deferred compensation plan offered to certain employees.

(b)

In the case of debt designated as a hedged item in a fair value hedging relationship, the carrying amount in the consolidated balance sheet includes changes in fair value attributable to the hedged risk(s).

(c)	For business combinations completed prior to application of the revised IFRS 3, contingent consideration is recognized when payment becomes probable (see Note B.3.1.).